Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

As of December 31, 2012 and 2011, the carrying amount of goodwill was $24,879 and resulted from the acquisition of SageQuest in July 2010. The Company completed its annual impairment test of goodwill on October 31, 2012. No impairment of goodwill was recorded during the years ended December 31, 2012, 2011 and 2010.

Intangible assets consisted of the following as of December 31, 2012 and 2011, with gross and net amounts of foreign currency-denominated intangible assets reflected at December 31, 2012 and 2011 exchange rates, respectively:

	December 31, 2012
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(4,554)	$6,546
Acquired developed technology	1,300	(1,104)	196
Trademarks	400	(300)	100
Patent	237	(66)	171

Total	$13,037	$(6,024)	$7,013

	December 31, 2011
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(2,714)	$8,386
Acquired developed technology	1,300	(737)	563
Trademarks	400	(189)	211
Patent	259	(78)	181

Total	$13,059	$(3,718)	$9,341

Amortization expense related to intangible assets was $2,332, $3,349 and $317 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization expense of $383, $514 and $250 for the years ended December 31, 2012, 2011 and 2010, respectively, was included in the cost of subscription revenues in the consolidated statements of operations, and amortization expense of $1,949, $2,835 and $67 for the years ended December 31, 2012, 2011 and 2010, respectively, was included in sales and marketing expense in the consolidated statements of operations.

The estimated future amortization expense of intangible assets as of December 31, 2012 is as follows:

Years Ending December 31,
2013	$1,868
2014	1,357
2015	1,090
2016	873
2017	705
Thereafter	1,120

Total	$7,013